Goodwill and Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Identifiable intangible assets
Identifiable intangible assets at March 31, 2012 and December 31, 2011 are comprised of the following:
March 31, 2012:

	Weighted- average estimated useful life	Original cost	Accumulated amortization	Net book value
Customer relationships	25	$38.5	$(2.0)	$36.5
Backlog	2	0.8	(0.7)	0.1
Trademark and trade name	3	0.4	(0.2)	0.2
Total	24	$39.7	$(2.9)	$36.8
December 31, 2011:

	Weighted- average estimated useful life	Original cost	Accumulated amortization	Net book value
Customer relationships	25	$38.5	$(1.7)	$36.8
Backlog	2	0.8	(0.7)	0.1
Trademark and trade name	3	0.4	(0.1)	0.3
Total	24	$39.7	$(2.5)	$37.2

Expected amortization of intangible assets for the next five years	The expected amortization of intangible assets for the remainder of 2012 and the next four calendar years and thereafter is as follows:

2012	$1.4
2013	1.7
2014	1.6
2015	1.6
2016	1.6
Thereafter	28.9
Total	$36.8